SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of expected useful lives of intangible assets
Estimated useful life

Customer base	5 years
Non-compete agreements	10 years
Trademark	10 years
Patents	10 years
Concession contracts	9 years
Technology	9 years

Schedule of estimated useful lives of fixed assets
Estimated useful life
Media display equipment	5 years
Wi-Fi equipment	5 years
Computers and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	lesser of lease terms or the estimated useful lives of the assets

Schedule of computation of basic and diluted net loss per share
	Year ended December 31,
	2012	2013	2014
Numerator:
Net loss attributable to VisionChina Media Inc. shareholders	$(246,409,192)	$(23,967,870)	$(31,077,215)

Denominator:
Weighted average shares outstanding-basic	101,351,222	101,495,442	101,601,913

Weighted average number of shares outstanding-diluted	101,351,222	101,495,442	101,601,913

Basic net loss per share	$(2.43)	$(0.24)	$(0.31)
Diluted net loss per share	(2.43)	(0.24)	(0.31)

Schedule of financial assets and liabilities measured at recurring basis
	December 31, 2013				December 31, 2014
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs		instruments	inputs	inputs
	(level 1)	(level 2)	(level 3)	Total	(level 1)	(level 2)	(level 3)	Total

Derivative instrument - embedded conversion option	-	-	-	-	-	-	$3,398,642	$3,398,642

Schedule of fair value measurement using significant unobservable is inputs (level 3)
Derivative instrument
- embedded conversion
Option

At January 1, 2014	$-
Issuance of embedded conversion option	3,556,160
Transfer into Level 3	-
Transfer out of Level 3	-
Total gains or losses for the period (included in earning)	(157,518)
$3,398,642